Offerings	Jun. 24, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, $0.01 Par Value Per Share
Maximum Aggregate Offering Price	$ 330,779,941
Fee Rate	0.01381%
Amount of Registration Fee	$ 45,680.71
Offering Note	Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for the purpose of calculating the registration fee.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares of Beneficial Interest, $0.01 Par Value Per Share
Maximum Aggregate Offering Price	$ 100,000
Amount of Registration Fee	$ 13.81
Offering Note	Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for the purpose of calculating the registration fee.